Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	X-SQUARE SERIES TRUST
Entity Central Index Key	0001901443
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000234742
Shareholder Report [Line Items]
Fund Name	X-SQUARE MUNICIPAL INCOME ETF
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.x2etfs.com/resources/x-square-municipal. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621.
Additional Information Website	https://www.x2etfs.com/resources/x-square-municipal
Expenses [Text Block]

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
X- Square Municipal Income ETF	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

Although the interest-rate environment has remained uncertain, with the Federal Reserve holding rates steady amid renewed inflation concerns, ZTAX has remained resilient, supported by the durable underlying fundamentals of Puerto Rico's fiscal landscape. Tax revenues remain elevated and continue to track above expectations, providing an ongoing tailwind for the Island's finances. The Central Government's cash reserves continue to sit near record highs, keeping Puerto Rico among the most well-capitalized jurisdictions within the United States on a relative basis.

Puerto Rico municipal bonds outperformed both the broad investment-grade and high-yield municipal benchmarks during the period, reflecting the Island's idiosyncratic credit dynamics and improving fiscal backdrop. This relative resilience was particularly evident in March, when the broader market sold off sharply amid geopolitical tensions and renewed inflation concerns. We continue to believe Puerto Rico's fundamentals remain solid and that the market's perception of elevated risk is misplaced, supported by robust liquidity. We will continue to closely monitor the fiscal and economic landscape in Puerto Rico and seek to capitalize on opportunities that may create long-term shareholder value.

Line Graph [Table Text Block]
Table Summary
	X- Square Municipal Income ETF	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
5/18/23	$10,000.00	$10,000.00	$10,000.00
5/31/23	$10,008.00	$9,958.68	$9,964.95
6/30/23	$10,180.00	$10,058.43	$10,141.78
7/31/23	$10,219.83	$10,098.26	$10,207.89
8/31/23	$10,195.49	$9,952.84	$10,053.09
9/30/23	$9,912.58	$9,661.15	$9,711.32
10/31/23	$9,883.95	$9,578.91	$9,555.76
11/30/23	$10,473.06	$10,187.05	$10,296.48
12/31/23	$10,775.79	$10,423.77	$10,605.74
1/31/24	$10,817.98	$10,370.55	$10,556.51
2/29/24	$10,960.21	$10,383.87	$10,639.46
3/31/24	$11,073.16	$10,383.56	$10,765.83
4/30/24	$10,967.01	$10,254.94	$10,699.74
5/31/24	$11,046.63	$10,224.90	$10,780.92
6/30/24	$11,080.15	$10,381.59	$11,044.62
7/31/24	$11,143.20	$10,476.21	$11,165.79
8/31/24	$11,177.42	$10,558.85	$11,297.41
9/30/24	$11,185.97	$10,663.18	$11,399.02
10/31/24	$11,223.72	$10,507.76	$11,225.34
11/30/24	$11,343.81	$10,689.20	$11,466.63
12/31/24	$11,077.90	$10,533.62	$11,275.77
1/31/25	$11,193.92	$10,586.38	$11,361.26
2/28/25	$11,307.79	$10,691.33	$11,503.09
3/31/25	$11,053.78	$10,510.20	$11,367.83
4/30/25	$10,763.56	$10,425.51	$11,165.33
5/31/25	$10,794.29	$10,432.21	$11,173.23
6/30/25	$10,987.44	$10,497.11	$11,238.68
7/31/25	$10,915.49	$10,475.98	$11,069.28
8/31/25	$10,964.80	$10,566.98	$11,128.35
9/30/25	$11,269.62	$10,811.67	$11,421.78
10/31/25	$11,390.61	$10,945.80	$11,536.22
11/30/25	$11,458.01	$10,970.88	$11,581.16
12/31/25	$11,475.99	$10,980.81	$11,552.96
1/31/26	$11,611.62	$11,083.80	$11,665.81
2/28/26	$11,744.51	$11,221.96	$11,860.86
3/31/26	$11,524.55	$10,961.34	$11,635.46

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
X-Square Municipal Income ETF	1 Year	Since Inception
98 - NAV (Incep. May 18, 2023)	4.26%	5.07%
Bloomberg Municipal Bond Index	4.29%	3.25%
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index	2.35%	5.42%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 4,502,448
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 14,930
InvestmentCompanyPortfolioTurnover	13.88%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$4,502,448 Number of Portfolio Holdings13 Portfolio Turnover Rate13.88% Advisory Fees Paid$14,930
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Table Summary
Value	Value
1-3 Years	13.37%
5-10 Years	21.61%
> 10 Years	63.96%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Table Summary
Top 10	Top 10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.784%, 07/01/2058	17.97%
Commonwealth of Puerto Rico, 4.00%, 07/01/2035	13.60%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.329%, 07/01/2040	9.86%
Matching Fund Special Purpose Securitization Corp., 5.00%, 10/01/2039	9.61%
Commonwealth of Puerto Rico, 4.00%, 07/01/2037	9.04%
Commonwealth of Puerto Rico, 5.625%, 07/01/2027	7.63%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2047	6.11%
Commonwealth of Puerto Rico, 5.75%, 07/01/2031	6.04%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2037	5.75%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2028	5.74%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.